Financial assets and liabilities (Details 1) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Financial assets	$ 3,770	$ 3,010
Financial liabilities	2,647	2,400
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	320	146
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,313	2,254
Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	188	194
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,035	617
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,472	2,136
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	75	63
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	23	33
Level 1 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	23	33
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets	3,747	2,977
Financial liabilities	2,647	2,400
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	320	146
Level 2 of fair value hierarchy [member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,313	2,254
Level 2 of fair value hierarchy [member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	14
Level 2 of fair value hierarchy [member] | Shorts Term Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	165	161
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,035	617
Level 2 of fair value hierarchy [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,472	2,136
Level 2 of fair value hierarchy [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 75	$ 63